Financial risk management and fair value measurement - Maturity analysis of liquidity risk (Details) - CAD ($)	Aug. 31, 2023	Aug. 31, 2022
Financial risk management and fair value measurement
Contractual cash flows	$ 969,859	$ 1,435,514
Less than one year
Financial risk management and fair value measurement
Contractual cash flows	896,076	1,280,255
One year to five years
Financial risk management and fair value measurement
Contractual cash flows	73,783	155,259
Trade and other payables
Financial risk management and fair value measurement
Contractual cash flows	550,836	1,030,331
Trade and other payables | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	550,836	1,030,331
Other financial liabilities
Financial risk management and fair value measurement
Contractual cash flows	113,694	177,834
Other financial liabilities | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	113,694	177,834
Long-term debt
Financial risk management and fair value measurement
Contractual cash flows	305,329	227,349
Long-term debt | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	231,546	72,090
Long-term debt | One year to five years
Financial risk management and fair value measurement
Contractual cash flows	$ 73,783	$ 155,259